Property, Plant and Equipment: (Details 1) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Property Plant And Equipment Detailsabstract [Abstract]
Cost: Machinery and equipment	$ 5,609,567	$ 5,609,567
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	5,609,567	5,609,567
Cost: Furniture and office equipment	479,579	479,579
Accumulated Depreciation: Furniture and office equipment	(366,953)	(360,224)
Net: Furniture and office equipment	112,626	119,355
Cost: Transportation equipment	491,025	491,025
Accumulated Depreciation: Transportation equipment	(157,378)	(132,827)
Net: Transportation equipment	333,647	358,198
Cost: Leasehold improvements	51,658	51,658
Accumulated Depreciation: Leasehold improvements	(19,805)	(18,056)
Net: Leasehold improvements	31,853	33,602
Cost: Mineral property	350,000	350,000
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	350,000	350,000
Total cost property, plant and equipment	6,981,829	6,981,829
Total Accumulated Depreciation property, plant and equipment	(544,136)	(511,107)
Total net, property, plant and equipment	$ 6,437,693	$ 6,470,722